8. CRC Transferred to the State Government of Paraná (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Crc Transferred To State Government Of Paran Details
Changes in CRC, beginning	R$ 1,522,735	R$ 1,383,242
Interest	97,085	92,959
Monetary variations	(6,373)	95,959
Amortizations	(97,085)	(49,425)
Changes in CRC, ending	1,516,362	1,522,735
Changes in CRC, current	167,109	0
Changes in CRC, noncurrent	R$ 1,349,253	R$ 1,522,735